Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance as at January 1, 2020	$ 206
Balance as at December 31, 2020	790	$ 206
Lease receivables [Member]
Statement Line Items [Line Items]
Balance as at January 1, 2020	206	0
Depreciation on right-to-use assets	(233)	(194)
Change during the year	817	400
Balance as at December 31, 2020	$ 790	$ 206